OTHER LONG-TERM ASSETS - Components of Other Long-Term Assets (Details) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Long-Term Assets [Abstract]
Investments in equity securities	$ 253,540	$ 141,781	$ 100,109
Warrant investments	1,605	1,209
Deposits and other	184	22,102
Other long-term assets	$ 255,329	$ 165,092